Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Current Assets
Cash and cash equivalents	$ 496.2	$ 716.0
Accounts and notes receivable, net	1,633.0	1,525.8
Inventories, net	1,485.2	1,304.6
Prepaid expenses	171.0	199.1
Assets held for sale	10.1	171.7
Other current assets	173.2	194.1
Total Current Assets	3,968.7	4,111.3
Property, Plant and Equipment, net	1,485.3	1,329.9
Goodwill	7,565.3	7,015.5
Customer Relationships, net	1,194.2	1,077.6
Trade Names, net	1,703.3	1,680.9
Other Intangible Assets, Net	170.1	173.0
Other Assets	448.2	455.8
Total Assets	16,535.1	15,844.0
Current Liabilities
Short-term borrowings	392.7	1.1
Current maturities of long-term debt	9.9	10.4
Accounts payable	1,575.9	1,345.9
Accrued expenses	1,236.2	1,680.0
Liabilities held for sale	6.3	37.3
Total Current Liabilities	3,221.0	3,074.7
Long-Term Debt	3,799.4	3,526.5
Deferred Taxes	914.4	946.0
Post-retirement Benefits	744.2	816.1
Other Liabilities	975.6	753.6
Commitments and Contingencies (Notes R and S)	0	0
Stanley Black & Decker, Inc. Shareowners’ Equity
Preferred stock, without par value: Authorized and unissued 10,000,000 shares	0	0
Common stock, par value $2.50 per share: Authorized 300,000,000 shares in 2013 and 2012 Issued 176,902,738 shares in 2013 and 176,906,265 shares in 2012	442.3	442.3
Retained earnings	3,484.9	3,299.5
Additional paid in capital	4,878.6	4,473.5
Accumulated other comprehensive loss	(499.0)	(388.0)
ESOP	(53.2)	(62.8)
Shareowners' equity subtotal	8,253.6	7,764.5
Less: common stock in treasury (21,423,508 shares in 2013 and 16,954,238 shares in 2012)	(1,454.4)	(1,097.4)
Stanley Black & Decker, Inc. Shareowners’ Equity	6,799.2	6,667.1
Non-controlling interests	81.3	60.0
Total Shareowners’ Equity	6,880.5	6,727.1
Total Liabilities and Shareowners’ Equity	$ 16,535.1	$ 15,844.0